Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	MFS® SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2022
Document Effective Date	Aug. 26, 2022
Prospectus Date	Aug. 26, 2022
MFS Lifetime Income Fund | A
Prospectus:
Trading Symbol	MLLAX
MFS Lifetime Income Fund | B
Prospectus:
Trading Symbol	MLLBX
MFS Lifetime Income Fund | C
Prospectus:
Trading Symbol	MLLCX
MFS Lifetime Income Fund | I
Prospectus:
Trading Symbol	MLLIX
MFS Lifetime Income Fund | R1
Prospectus:
Trading Symbol	MLLEX
MFS Lifetime Income Fund | R2
Prospectus:
Trading Symbol	MLLGX
MFS Lifetime Income Fund | R3
Prospectus:
Trading Symbol	MLLHX
MFS Lifetime Income Fund | R4
Prospectus:
Trading Symbol	MLLJX
MFS Lifetime Income Fund | R6
Prospectus:
Trading Symbol	MLLKX
MFS Lifetime 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX
MFS Lifetime 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS Lifetime 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS Lifetime 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS Lifetime 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS Lifetime 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS Lifetime 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS Lifetime 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX
MFS Lifetime 2025 Fund | R6
Prospectus:
Trading Symbol	LTTKX
MFS Lifetime 2030 Fund | R4
Prospectus:
Trading Symbol	MLTJX
MFS Lifetime 2030 Fund | R6
Prospectus:
Trading Symbol	MLTKX
MFS Lifetime 2030 Fund | A
Prospectus:
Trading Symbol	MLTAX
MFS Lifetime 2030 Fund | B
Prospectus:
Trading Symbol	MLTBX
MFS Lifetime 2030 Fund | C
Prospectus:
Trading Symbol	MLTCX
MFS Lifetime 2030 Fund | I
Prospectus:
Trading Symbol	MLTIX
MFS Lifetime 2030 Fund | R1
Prospectus:
Trading Symbol	MLTEX
MFS Lifetime 2030 Fund | R2
Prospectus:
Trading Symbol	MLTGX
MFS Lifetime 2030 Fund | R3
Prospectus:
Trading Symbol	MLTHX
MFS Lifetime 2035 Fund | A
Prospectus:
Trading Symbol	LFEAX
MFS Lifetime 2035 Fund | B
Prospectus:
Trading Symbol	LFEBX
MFS Lifetime 2035 Fund | C
Prospectus:
Trading Symbol	LFECX
MFS Lifetime 2035 Fund | I
Prospectus:
Trading Symbol	LFEDX
MFS Lifetime 2035 Fund | R1
Prospectus:
Trading Symbol	LFERX
MFS Lifetime 2035 Fund | R2
Prospectus:
Trading Symbol	LFESX
MFS Lifetime 2035 Fund | R3
Prospectus:
Trading Symbol	LFETX
MFS Lifetime 2035 Fund | R4
Prospectus:
Trading Symbol	LFEUX
MFS Lifetime 2035 Fund | R6
Prospectus:
Trading Symbol	LFEKX
MFS Lifetime 2040 Fund | A
Prospectus:
Trading Symbol	MLFAX
MFS Lifetime 2040 Fund | B
Prospectus:
Trading Symbol	MLFBX
MFS Lifetime 2040 Fund | C
Prospectus:
Trading Symbol	MLFCX
MFS Lifetime 2040 Fund | I
Prospectus:
Trading Symbol	MLFIX
MFS Lifetime 2040 Fund | R1
Prospectus:
Trading Symbol	MLFEX
MFS Lifetime 2040 Fund | R2
Prospectus:
Trading Symbol	MLFGX
MFS Lifetime 2040 Fund | R3
Prospectus:
Trading Symbol	MLFHX
MFS Lifetime 2040 Fund | R4
Prospectus:
Trading Symbol	MLFJX
MFS Lifetime 2040 Fund | R6
Prospectus:
Trading Symbol	MLFKX
MFS Lifetime 2045 Fund | A
Prospectus:
Trading Symbol	LTMAX
MFS Lifetime 2045 Fund | B
Prospectus:
Trading Symbol	LTMBX
MFS Lifetime 2045 Fund | C
Prospectus:
Trading Symbol	LTMDX
MFS Lifetime 2045 Fund | I
Prospectus:
Trading Symbol	LTMKX
MFS Lifetime 2045 Fund | R1
Prospectus:
Trading Symbol	LTMRX
MFS Lifetime 2045 Fund | R2
Prospectus:
Trading Symbol	LTMSX
MFS Lifetime 2045 Fund | R3
Prospectus:
Trading Symbol	LTMTX
MFS Lifetime 2045 Fund | R4
Prospectus:
Trading Symbol	LTMUX
MFS Lifetime 2045 Fund | R6
Prospectus:
Trading Symbol	LTMLX
MFS Lifetime 2050 Fund | A
Prospectus:
Trading Symbol	MFFSX
MFS Lifetime 2050 Fund | B
Prospectus:
Trading Symbol	MFFRX
MFS Lifetime 2050 Fund | C
Prospectus:
Trading Symbol	MFFDX
MFS Lifetime 2050 Fund | I
Prospectus:
Trading Symbol	MFFIX
MFS Lifetime 2050 Fund | R1
Prospectus:
Trading Symbol	MFFMX
MFS Lifetime 2050 Fund | R2
Prospectus:
Trading Symbol	MFFNX
MFS Lifetime 2050 Fund | R3
Prospectus:
Trading Symbol	MFFOX
MFS Lifetime 2050 Fund | R4
Prospectus:
Trading Symbol	MFFPX
MFS Lifetime 2050 Fund | R6
Prospectus:
Trading Symbol	MFFKX
MFS Lifetime 2055 Fund | A
Prospectus:
Trading Symbol	LFIAX
MFS Lifetime 2055 Fund | B
Prospectus:
Trading Symbol	LFIBX
MFS Lifetime 2055 Fund | C
Prospectus:
Trading Symbol	LFICX
MFS Lifetime 2055 Fund | I
Prospectus:
Trading Symbol	LFIIX
MFS Lifetime 2055 Fund | R1
Prospectus:
Trading Symbol	LFIRX
MFS Lifetime 2055 Fund | R2
Prospectus:
Trading Symbol	LFISX
MFS Lifetime 2055 Fund | R3
Prospectus:
Trading Symbol	LFITX
MFS Lifetime 2055 Fund | R4
Prospectus:
Trading Symbol	LFIUX
MFS Lifetime 2055 Fund | R6
Prospectus:
Trading Symbol	LFIKX
MFS Lifetime 2060 Fund | A
Prospectus:
Trading Symbol	MFJAX
MFS Lifetime 2060 Fund | B
Prospectus:
Trading Symbol	MFJBX
MFS Lifetime 2060 Fund | C
Prospectus:
Trading Symbol	MFJCX
MFS Lifetime 2060 Fund | I
Prospectus:
Trading Symbol	MFJIX
MFS Lifetime 2060 Fund | R1
Prospectus:
Trading Symbol	MFJEX
MFS Lifetime 2060 Fund | R2
Prospectus:
Trading Symbol	MFJGX
MFS Lifetime 2060 Fund | R3
Prospectus:
Trading Symbol	MFJTX
MFS Lifetime 2060 Fund | R4
Prospectus:
Trading Symbol	MFJUX
MFS Lifetime 2060 Fund | R6
Prospectus:
Trading Symbol	MFJKX
MFS Lifetime 2065 Fund | R3
Prospectus:
Trading Symbol	LFTLX
MFS Lifetime 2065 Fund | R2
Prospectus:
Trading Symbol	LFTKX
MFS Lifetime 2065 Fund | R1
Prospectus:
Trading Symbol	LFTJX
MFS Lifetime 2065 Fund | R4
Prospectus:
Trading Symbol	LFTMX
MFS Lifetime 2065 Fund | C
Prospectus:
Trading Symbol	LFTGX
MFS Lifetime 2065 Fund | A
Prospectus:
Trading Symbol	LFTFX
MFS Lifetime 2065 Fund | R6
Prospectus:
Trading Symbol	LFTNX
MFS Lifetime 2065 Fund | I
Prospectus:
Trading Symbol	LFTHX